Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Forward contract liabilities	$ 0	$ 28,307	$ 0
Recurring
Assets:
Total assets	39,181	41,161	81,716
Liabilities:
Warrant liabilities	9,260	6,394	19,140
Contingent value right liability	395,400	358,600
Forward contract liabilities		28,307
Total liabilities	404,660	393,301	19,140
Recurring | Money market funds (included in cash equivalents)
Assets:
Money market funds (included in cash equivalents)	39,181	41,161	53,552
Recurring | Level 1
Assets:
Total assets	39,181	41,161	53,552
Liabilities:
Warrant liabilities	0	0	0
Contingent value right liability	0	0
Forward contract liabilities		0
Total liabilities	0	0	0
Recurring | Level 1 | Money market funds (included in cash equivalents)
Assets:
Money market funds (included in cash equivalents)	39,181	41,161	53,552
Recurring | Level 2
Assets:
Total assets	0	0	28,164
Liabilities:
Warrant liabilities	0	0	0
Contingent value right liability	0	0
Forward contract liabilities		28,307
Total liabilities	0	28,307	0
Recurring | Level 2 | Money market funds (included in cash equivalents)
Assets:
Money market funds (included in cash equivalents)	0	0	0
Recurring | Level 3
Assets:
Total assets	0	0	0
Liabilities:
Warrant liabilities	9,260	6,394	19,140
Contingent value right liability	395,400	358,600
Forward contract liabilities		0
Total liabilities	404,660	364,994	19,140
Recurring | Level 3 | Money market funds (included in cash equivalents)
Assets:
Money market funds (included in cash equivalents)	$ 0	$ 0	$ 0